Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	3,000,000,000	3,000,000,000	3,000,000,000
Common stock, shares issued	1,461,616,601	1,461,616,601	1,234,008,735
Common stock, shares outstanding	1,461,616,601	1,461,616,601	1,234,008,735
Convertible Notes, net of discount (in Dollars)		$ 0	$ 206,157
Series A preferred stock
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding	5,000,000	5,000,000	5,000,000
Series B preferred stock
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	500,000	500,000	500,000
Preferred stock, shares outstanding		500,000
Series C preferred stock
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	2,000,000	0
Preferred stock, shares outstanding	2,000,000	0